Prudential Investment Portfolios 3
655 Broad Street, 17th Floor
Newark, New Jersey 07102

February 16, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential Investment Portfolios 3

Post-Effective Amendment No. 62 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 63 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-95849

Investment Company Act No. 811-09803

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios 3 (the “Fund”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 62 to the Registration Statement under the 1933 Act and Amendment No. 63 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class to both Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund, designated Class Q. The Fund intends to file a subsequent post-effective amendment on or before April 14, 2017, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for several recently effective registration statements adding disclosure regarding Class Q shares filed by other registrants within the Prudential Investments fund family:

  The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;

  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

These registration statements are:

•	Prudential Investment Portfolios 9 (File No’s. 333-66895 and 811-09101) filed on December 23, 2016;
•	Prudential World Fund, Inc. (File No’s. 002-89725 and 811-03981) filed on December 23, 2016; and
•	Prudential Investment Portfolios 16 (File No’s 333-60561 and 811-08915) filed on December 23, 2016.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary